First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

August 19, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First Eagle Funds (the “Trust”), File Nos. 033-63560; 811-07762

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the:

(1)	form of Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and
(2)	text of the Amendment was filed electronically via EDGAR on August 14, 2020 (SEC Accession No. 0000930413-20-002068).

The Trust notes that the form of prospectus has been filed pursuant to paragraph (c) of Rule 497 under the Securities Act.

Sincerely,

/s/ Sheelyn Michael
Sheelyn Michael